Other Revenue (Details) - Schedule of Grant Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Grant Income [Abstract]
R&D tax incentive	$ 2,018,241	$ 890,113
Paid parental leave funding	14,624
Boosting apprenticeship commencement grant	13,148
Export market development grant	89,585
Total	$ 2,135,598	$ 890,113